ACCRUED COMMISSIONS	12 Months Ended
Dec. 31, 2023
Accrued Commissions
ACCRUED COMMISSIONS

Note 8. Accrued Commissions

Accrued commissions as of December 31, 2023, and 2022 represent mainly sales commission payable. For the years ended December 31, 2023, and 2022, sales commission expenses of $13,827 and $501,483 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations.